ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]	NOTE 3:- ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2013	2012

Israeli government authorities	$54	$11
Prepaid expenses	106	105
	$160	$116